SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2014
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17.SHARE-BASED COMPENSATION

Share options

A summary of option activity, including grants to both employees and non-employees, under the 2009 Plan and 2010 Plan as of September 30, 2013 and 2014, and the changes during the nine months then ended is presented below:

			Weighted
		Weighted	average	Aggregate
	Number of	average	remaining	intrinsic
Options	share options	exercise price	contractual life	value

Outstanding as of January 1, 2013	3,478,713	8.17	7.9	7,188

Granted	110,000	7.76	9.8
Exercised	(349,147)	5.29	6.7
Expired	(34,157)	10.67	8.4
Forfeited	(109,521)	10.26	8.3

Outstanding as of September 30, 2013	3,095,888	7.68	7.9	9,017

Outstanding as of January 1, 2014	3,014,086	7.72	7.7	11,349

Granted	—	—	—	—
Exercised	(277,343)	6.80	6.4
Expired	(1,520)	7.91	6.9
Forfeited	(37,158)	7.70	6.8

Outstanding as of September 30, 2014	2,698,065	7.81	6.7	11,357

Exercisable as of September 30, 2014	2,383,196	7.80	6.6	9,947

Expected to vest as of September 30, 2014	224,135	7.76	7.4	955

The Group recognizes compensation expenses on the share options using the straight-line attribution method. Total share-based compensation expenses recognized were $2,786 and $2,617 for the nine months ended September 30, 2013 and 2014, respectively.

As of September 30, 2014, there was $1,644 of unrecognized compensation expenses related to non-vested share options granted under the 2009 Plan and 2010 Plan. That expense is expected to be recognized over a weighted-average period of 0.40 year.

Restricted shares

On April 22, 2014, under the 2010 Plan, the Group granted 1,750,000 restricted shares to one officer. 100 shares vest on each of the first 23 calendar months following the vesting commence on May 1, 2014 and the remaining 1,747,700 shares shall vest in the 24th calendar month following the vesting commencement date. The contract life is 10 years from the date of grant. The forfeiture rate of zero was estimated for the restricted shares granted to the officer.

The following table summarizes information regarding the restricted shares granted:

		Weighted
		average	Aggregate
	Number of	grant date	intrinsic
Restricted shares	restricted shares	fair value	value

Outstanding as of January 1, 2014	—	—	—

Granted	1,750,000	12.54	—
Vested	(500)	12.54	—
Forfeited	—	—	—

Outstanding as of September 30, 2014	1,749,500	12.54	—

Vested and expect to vest as of September 30, 2014	1,750,000		—

The Group recognizes compensation expenses on the restricted shares using the straight-line attribution method. Total share-based compensation expenses recognized were nil and $4,572 for the nine months ended September 30, 2013 and 2014, respectively.

As of September 30, 2014, there was $17,373 of unrecognized compensation expenses related to non-vested restricted shares granted under the 2010 Plan. That expense is expected to be recognized over a weighted-average period of 1.58 years.